Contributed Surplus (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Contribution surplus [Abstract]
Summary of Contribution surplus

Contributed surplus comprised of accumulated stock options less the fair value of the exercised options at the grant date, reclassified to share capital, and repurchase of shares through the NCIB.

Changes in contributed surplus were as follows:

December 31,	2025	2024

Opening balance	$678	$678

Exercise of stock options	(1)	-

Shares repurchased - NCIB	(13)	-

Closing balance	$664	$678